Cover	Apr. 30, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 30, 2024
Entity File Number	000-56611
Entity Registrant Name	North Haven Net REIT
Entity Central Index Key	0001999784
Entity Tax Identification Number	92-2570735
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1585 Broadway, 33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	761-2340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false